Property, plant and equipment (Expressed in Canadian $000's except per share amounts) (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2013 acre
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 1	75.00%
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 2	21,500
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 3	16,000
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 4	$ 8,422
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 5	5,614
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 6	2,700,018
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 7	1,871
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 8	936
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 9	8,000
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 10	8,000
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 11	8,000
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 12	8,000
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 13	50.00%
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 14	19,600
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 15	100.00%
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 16	50.00%
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 17	9,800
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 18	50.00%
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 19	9,800
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 20	1
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 21	12.50%
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 22	25.00%
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 23	50.00%
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 24	3.00%
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 25	26
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 26	107
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 27	1,510
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 28	23,162
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 29	8,472
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) 30	$ 264